Acquisition (Purchases of Pipe Line Holdings) (Details) - USD ($) $ in Millions					11 Months Ended	12 Months Ended
	Dec. 04, 2015	Dec. 01, 2014	Mar. 01, 2014	May. 02, 2013	Dec. 03, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Payments to acquire businesses			$ 310	$ 100		$ 12	$ 910	$ 100
Purchase of additional interest in Pipe Line Holdings						(12)	(910)	(100)
Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Purchase of additional interest in Pipe Line Holdings	$ 6	$ 335	138
General Partner [Member]
Business Acquisition [Line Items]
Decrease in general partner equity	$ 6	$ 465	$ 172			6	638	46
MPC [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Purchase of additional interest in Pipe Line Holdings						$ (6)	$ (472)	$ (54)
Ownership percentage		0.50%			0.50%
MPLX Pipe Line Holdings LP [Member]
Business Acquisition [Line Items]
Ownership percentage		99.50%
Pipe Line Holding [Member]
Business Acquisition [Line Items]
Effective date of acquisition	Dec. 04, 2015	Dec. 01, 2014	Mar. 01, 2014	May 01, 2013
Payments to acquire businesses	$ 12	$ 600
Percentage of partners interest acquired	0.50%	22.875%	13.00%	5.00%
Percentage Of Partners Interest Contributed		7.625%
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 200
Percentage of Partners Interest Purchased and Contributed		30.50%
Pipe Line Holding [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Purchase of additional interest in Pipe Line Holdings				$ 54
Pipe Line Holding [Member] | General Partner [Member]
Business Acquisition [Line Items]
Decrease in general partner equity				$ 46
Cash [Member] | Pipe Line Holding [Member]
Business Acquisition [Line Items]
Payments to acquire businesses			$ 40
Revolving Credit Facility [Member] | Pipe Line Holding [Member]
Business Acquisition [Line Items]
Payments to acquire businesses			$ 270